Total
AGFiQ U.S. Market Neutral Anti-Beta Fund
AGFiQ U.S. Market Neutral Anti-Beta Fund

AGF Investments Trust

AGFiQ U.S. Market Neutral Momentum Fund

AGFiQ U.S. Market Neutral Value Fund

AGFiQ U.S. Market Neutral Anti-Beta Fund

AGFiQ Hedged Dividend Income Fund

AGFiQ Global Infrastructure ETF

AGFiQ Dynamic Hedged U.S. Equity ETF

(collectively, the “AGFiQ Funds”)

Supplement dated May 19, 2020, to the currently effective

Prospectus and SAI for the AGFiQ Funds, dated November 1, 2019 as supplemented from time to time

This supplement provides updated information beyond that contained in the Prospectus and SAI for the AGFiQ Funds and should be read in conjunction with the Prospectus and SAI for the AGFiQ Funds.

Accordingly, effective June 1, 2020, the disclosure in the Funds’ Prospectus and SAI is revised as follows.

The paragraph entitled “Market Events Risk” of the “Principal Investment Risks” section of each AGFiQ Fund’s Summary Prospectus is deleted and replaced with the following:

Market Events Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the U.S. Government, Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets and higher levels of Fund redemptions, which could have a negative impact on the Fund. War and occupation, terrorism and related geopolitical risks, natural disasters, and public health emergencies, including an epidemic or pandemic may lead to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally. Although the precise impact of the recent COVID-19 outbreak remains unknown, it has introduced uncertainty and volatility in global markets and economies. This impact may be for a short-term or extend for a longer term and may adversely affect the performance of a Fund.

Please Retain This Supplement for Future Reference